October 31, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		File Nos. 33-54748/811-7348
		CIK No. 894192
		Post-Effective Amendment No. 20 Accession No.
0000927405-96-000415

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the following documents for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 20 (the "Amendment") to the Company's Registration Statement on
Form N-1A:

	1)	Equity Funds Prospectus relating to Class A, B and C
Shares of the Munder Equity Selection, Munder Micro-Cap Equity,
Munder Mid-Cap Growth, Munder Multi-Season Growth, Munder Real
Estate Equity Investment, Munder Small Cap Value, and Munder
Value Funds;

	2)	Income Funds Prospectus relating to Class A, B and C
Shares of the Munder International Bond Fund;

	3)	Money Market Funds Prospectus relating to Class A, B
and C Shares of the Munder Money Market Fund;

	4)	Class K Shares Prospectus relating to the Munder
Equity Selection, Munder Micro-Cap Equity, Munder Mid-Cap
Growth, Munder Multi-Season Growth, Munder Real Estate Equity
Investment, Munder Small-Cap Value, Munder Value, and Munder
International Bond Funds;

	5)	Class Y Shares Prospectus relating to the Munder
Equity Selection, Munder Micro-Cap Equity, Munder Mid-Cap
Growth, Munder Multi-Season Growth, Munder Real Estate Equity
Investment, Munder Small-Cap Value, Munder Value, Munder
International Bond, and Munder Money Market Funds; and





Securities and Exchange Commission
Page 2
October 31, 1996



	6)	Statement of Additional Information for the Munder
Equity Selection, Munder Micro-Cap Equity, Munder Mid-Cap
Growth, Munder Multi-Season Growth, Munder Real Estate Equity
Investment, Munder Small-Cap Value, Munder Value, Munder
International Bond, and Munder Money Market Funds.

	This Amendment was filed electronically on October 28, 1996. Any comments should be directed to Sally Trosset, Paralegal, at 617-573-1580.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly
yours,


								/s/ Teresa M.R.
Hamlin
								Teresa M.R.
Hamlin
								Counsel
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	J. Tedesco, Esq.
	T. Hogan




g:\shared\bankgrp\munder\secltrs\20pea497.DOC	2


G:\SHARED\BANKGRP\MUNDER\SECLTRS\20PEA497.DOC